DERIVATIVES AND FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

	September 30,	December 31,
	2014	2013
	(unaudited)
Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$1,001,329	$1,032,000
Effective dates	2/1/11-1/24/21	2/1/11-1/24/21
Fair value	(112,124)	(94,882)

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

Derivative instruments are as follows:

	December 31,
	2013	2012

Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$1,032,000	$1,032,000

Effective dates	2/1/11-1/24/21	2/1/11-1/24/21

Fair value at year-end	(94,882)	(181,382)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes assets and liabilities measured at fair value on a recurring basis at September 30, 2014 and December 31, 2013:

	Balance at September 30, 2014	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$1,782,926	$1,782,926	$-	$-
Interest rate swaps	(112,124)	-	(112,124)	-
Forward freight agreements	(225,355)	-	(225,355)	-
Fuel swap contracts	(1,146,230)	-	(1,146,230)	-

	Balance at December 31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-

	Balance at December 31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-

	Balance at December 31, 2012	Level 1	Level 2	Level 3

Margin accounts	$509,658	$509,658	$-	$-
Interest rate swaps	(181,382)	-	(181,382)	-
Forward freight agreements	167,710	-	167,710	-
Fuel swap contracts	(448,510)	-	(448,510)	-